Loan Receivable (Details)		12 Months Ended
	Aug. 10, 2019 USD ($)	Dec. 31, 2019	Aug. 10, 2019 CNY (¥)
Loan Receivable (Textual)
Investment agreement, description		Pursuant to the investment agreement dated as of January 1, 2020, the Company has agreed to invest RMB5.7 million (approximately $817,000) to acquired 35% of Xtransfer.
Zhengtong Huazhi [Member]
Loan Receivable (Textual)
Loan receivable | $	$ 79,000
Term of the loan	Term of the loan is from August 10, 2019 to August 11, 2020, and interest rate is 4.35% per annum.
Zhengtong Huazhi [Member] | RMB [Member]
Loan Receivable (Textual)
Loan receivable | ¥			¥ 548,500